Acquisitions - Schedule of Purchase Price Allocation to Tangible and Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 27, 2023	Jun. 30, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ (811.2)		$ (812.1)	$ (795.6)
eOne Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents	54.1
Accounts receivable	298.8
Investment in films and television programs	371.8
Property and equipment	14.0
Intangible assets	4.0
Other assets	168.2
Accounts payable and accrued liabilities	(67.8)
Content related payable	(35.4)
Participations and residuals	(201.9)
Film related obligations	(105.8)
Other liabilities and deferred revenue	(130.5)
Preliminary fair value of net assets acquired	369.5
Goodwill	15.6
Preliminary purchase price consideration	$ 385.1
eOne
Business Acquisition [Line Items]
Cash and cash equivalents		$ 54.1
Accounts receivable		294.6
Investment in films and television programs		371.8
Property and equipment		14.0
Intangible assets		4.0
Other assets		171.8
Accounts payable and accrued liabilities		(66.7)
Content related payable		(38.8)
Participations and residuals		(199.6)
Film related obligations		(105.8)
Other liabilities and deferred revenue		(130.9)
Preliminary fair value of net assets acquired		368.5
Goodwill		16.6
Preliminary purchase price consideration		$ 385.1